SUPPLEMENT DATED NOVEMBER 25, 2008
TO THE
CLASS A, CLASS B, AND CLASS C SHARES PROSPECTUS OF BB&T FUNDS,
DATED FEBRUARY 1, 2008

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A, Class B, and Class C Shares Prospectus of BB&T Funds and the Class A, Class B, Class C, and Institutional Shares Prospectus of BB&T Money Market Funds (together, the “Prospectus”) and the Statement of Additional Information of BB&T Funds (the “SAI”), each dated February 1, 2008, as amended:

Class B Shares and Class C Shares Closure — BB&T National Tax-Free Money Market Fund

Effective February 1, 2009, Class B Shares and Class C Shares of the BB&T National Tax-Free Money Market Fund (the “Tax-Free Fund”) will be closed. All existing Class B and Class C Shares of the Tax-Free Fund will be converted into Class A Shares of the Tax-Free Fund. Please see the current Prospectus and SAI for information regarding the characteristics of Class A Shares. Existing shareholders owning Class B or Class C Shares of the Tax-Free Fund are still able to exchange to Class B Shares or Class C Shares, respectively, of other BB&T Funds and to redeem shares, as described in the Prospectus and the SAI.

RTL-NMM-SUP1108

SUPPLEMENT DATED NOVEMBER 25, 2008
TO THE
CLASS A, CLASS B, CLASS C, AND INSTITUTIONAL SHARES PROSPECTUS OF
BB&T MONEY MARKET FUNDS,
DATED FEBRUARY 1, 2008

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A, Class B, and Class C Shares Prospectus of BB&T Funds and the Class A, Class B, Class C, and Institutional Shares Prospectus of BB&T Money Market Funds (together, the “Prospectus”) and the Statement of Additional Information of BB&T Funds (the “SAI”), each dated February 1, 2008, as amended:

Class B Shares and Class C Shares Closure — BB&T National Tax-Free Money Market Fund

Effective February 1, 2009, Class B Shares and Class C Shares of the BB&T National Tax-Free Money Market Fund (the “Tax-Free Fund”) will be closed. All existing Class B and Class C Shares of the Tax-Free Fund will be converted into Class A Shares of the Tax-Free Fund. Please see the current Prospectus and SAI for information regarding the characteristics of Class A Shares. Existing shareholders owning Class B or Class C Shares of the Tax-Free Fund are still able to exchange to Class B Shares or Class C Shares, respectively, of other BB&T Funds and to redeem shares, as described in the Prospectus and the SAI.

MM-NMM-SUP1108

SUPPLEMENT DATED NOVEMBER 25, 2008
TO THE
STATEMENT OF ADDITIONAL INFORMATION OF
BB&T FUNDS,
DATED FEBRUARY 1, 2008

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A, Class B, and Class C Shares Prospectus of BB&T Funds and the Class A, Class B, Class C, and Institutional Shares Prospectus of BB&T Money Market Funds (together, the “Prospectus”) and the Statement of Additional Information of BB&T Funds (the “SAI”), each dated February 1, 2008, as amended:

Class B Shares and Class C Shares Closure — BB&T National Tax-Free Money Market Fund

Effective February 1, 2009, Class B Shares and Class C Shares of the BB&T National Tax-Free Money Market Fund (the “Tax-Free Fund”) will be closed. All existing Class B and Class C Shares of the Tax-Free Fund will be converted into Class A Shares of the Tax-Free Fund. Please see the current Prospectus and SAI for information regarding the characteristics of Class A Shares. Existing shareholders owning Class B or Class C Shares of the Tax-Free Fund are still able to exchange to Class B Shares or Class C Shares, respectively, of other BB&T Funds and to redeem shares, as described in the Prospectus and the SAI.

SAI-NMM-SUP1108